Stockholders' Equity Disclosure	12 Months Ended
Jun. 30, 2015
Notes
Stockholders' Equity Disclosure

NOTE 4 - STOCKHOLDERS' EQUITY

Common stock

The Company as of June 30, 2013 had 100,000,000 shares of authorized common stock, $0.0001 par value, with 81,577,481 shares issued and outstanding, and 50,000 shares in treasury. Treasury shares are accounted for by the par value method.

During the year ended June 30, 2014, the Company issued a total of 304,745 shares for services valued at $0.021 per share.

During the year ended June 30, 2014, the Company issued a total of 3,860,461 shares for $80,699 in cash valued at $0.021 per share.

During the year ended June 30, 2014, the Company increased the authorized common stock from 100,000,000 shares to 500,000,000 shares.

During the year ended June 30, 2015, the Company issued a total of 2,500,000 bonus shares for fund raising valued at $0.025 per share.

During the year ended June 30, 2015, the Company issued a total of 2,000,000 shares for reduction of related accounts payable valued at $0.021 per share.

During the year ended June 30, 2015, the Company issued a total of 96,000 shares for reduction of accounts payable valued at $0.021 per share.

Preferred stock

As of June 30, 2015, the Company had 50,000,000 shares of authorized preferred stock, $0.0001 par value, with no shares issued and outstanding.

Subscriptions payable

As of June 30, 2015, the Company has a total of 4,965,556 shares payable to an individual with a net value of $91,380.